OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2021
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Right-of-use assets	9,327	11,329	1,755

Operating lease liabilities - current	3,710	6,360	985
Operating lease liabilities – non-current	5,807	6,257	969
Total operating lease liabilities	9,517	12,617	1,954

Summary of maturity of operating lease liabilities

	Operating leases
	RMB	US$
2021	3,408	528
2022	6,907	1070
2023	3,017	467
Thereafter	—	—
Total	13,332	2,065
Less: imputed interest	(715)	(111)
Present value of lease liabilities	12,617	1,954